Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.42%
Australia–2.15%
Aristocrat Leisure Ltd.	478,206	$13,390,206
CSL Ltd.	78,081	14,650,135
		28,040,341
Brazil–1.96%
MercadoLibre, Inc.(a)	7,880	11,914,245
TOTVS S.A.	2,399,300	13,576,611
		25,490,856
Canada–5.01%
Canadian Pacific Kansas City Ltd.	171,451	15,116,749
CGI, Inc., Class A(a)	270,135	29,802,499
RB Global, Inc.	267,325	20,360,947
		65,280,195
China–3.73%
Airtac International Group	550,000	19,068,065
China Mengniu Dairy Co. Ltd.	3,749,000	8,069,082
China Resources Beer (Holdings) Co. Ltd.	2,302,000	10,629,875
Wuliangye Yibin Co. Ltd., A Shares	508,441	10,782,024
		48,549,046
Denmark–4.27%
Coloplast A/S, Class B	126,643	17,098,956
Novo Nordisk A/S, Class B	300,299	38,520,361
		55,619,317
France–13.50%
Air Liquide S.A.	95,137	19,793,113
Arkema S.A.	123,248	12,975,505
Capgemini SE	76,211	17,536,961
LVMH Moet Hennessy Louis Vuitton SE	31,471	28,317,481
Pernod Ricard S.A.	92,637	14,996,451
Publicis Groupe S.A.	187,422	20,432,842
Schneider Electric SE	118,607	26,814,242
STMicroelectronics N.V.	294,567	12,677,655
TotalEnergies SE	325,334	22,379,524
		175,923,774
Germany–0.81%
Deutsche Boerse AG	51,309	10,507,563
Hong Kong–3.29%
AIA Group Ltd.	1,423,600	9,575,949
Techtronic Industries Co. Ltd.	2,448,000	33,263,081
		42,839,030
India–3.19%
HDFC Bank Ltd., ADR	454,879	25,459,578
SBI Life Insurance Co. Ltd.(b)	888,019	16,034,751
		41,494,329
Ireland–2.60%
Flutter Entertainment PLC(a)	86,364	17,215,239
Flutter Entertainment PLC(a)	6,480	1,279,735
Shares		Value
Ireland–(continued)
Kingspan Group PLC	169,119	$15,402,746
		33,897,720
Italy–1.75%
FinecoBank Banca Fineco S.p.A.	1,525,442	22,846,224
Japan–11.19%
Asahi Group Holdings Ltd.	659,300	24,209,405
FANUC Corp.	795,700	22,197,216
Hoya Corp.	149,100	18,648,063
Keyence Corp.	15,200	7,056,765
M3, Inc.	579,100	8,334,016
Shimano, Inc.	103,600	15,411,903
SMC Corp.	18,500	10,436,955
Sony Group Corp.	223,700	19,182,436
Tokyo Electron Ltd.	77,900	20,288,981
		145,765,740
Mexico–3.03%
Wal-Mart de Mexico S.A.B. de C.V., Series V	9,796,436	39,439,316
Netherlands–6.48%
ASML Holding N.V.	27,292	26,458,530
Heineken N.V.	169,537	16,344,652
Shell PLC	618,015	20,505,411
Wolters Kluwer N.V.	135,131	21,160,135
		84,468,728
Singapore–1.03%
United Overseas Bank Ltd.	615,866	13,388,940
South Korea–1.94%
Samsung Electronics Co. Ltd.	421,571	25,335,361
Sweden–5.84%
Investor AB, Class B	1,731,347	43,446,949
Sandvik AB	670,740	14,890,942
Svenska Handelsbanken AB, Class A(c)	1,748,259	17,674,859
		76,012,750
Switzerland–3.13%
Cie Financiere Richemont S.A.	134,188	20,428,836
Nestle S.A.	192,054	20,405,729
		40,834,565
Taiwan–2.84%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	271,973	37,001,927
United Kingdom–9.94%
Ashtead Group PLC	307,148	21,877,896
BAE Systems PLC	858,690	14,636,729
DCC PLC	221,322	16,102,525
Haleon PLC	4,332,145	18,155,046
London Stock Exchange Group PLC	110,330	13,201,431
Reckitt Benckiser Group PLC	148,482	8,464,221
RELX PLC	788,315	33,996,420

See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
United Kingdom–(continued)
Rentokil Initial PLC	508,633	$3,024,083
		129,458,351
United States–9.74%
Broadcom, Inc.	31,338	41,535,699
CRH PLC	319,543	27,563,779
ICON PLC(a)	105,771	35,533,767
Linde PLC	47,838	22,212,140
		126,845,385
Total Common Stocks & Other Equity Interests (Cost $847,327,478)		1,269,039,458
Money Market Funds–1.52%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	7,092,116	7,092,116
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	4,560,824	4,562,648
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	8,105,275	8,105,275
Total Money Market Funds (Cost $19,758,045)		19,760,039
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.94% (Cost $867,085,523)		1,288,799,497
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.43%
Invesco Private Government Fund, 7.57%(d)(e)(f)	5,209,637	$5,209,637
Invesco Private Prime Fund, 5.49%(d)(e)(f)	13,389,519	13,396,214
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,605,851)		18,605,851
TOTAL INVESTMENTS IN SECURITIES—100.37% (Cost $885,691,374)		1,307,405,348
OTHER ASSETS LESS LIABILITIES–(0.37)%		(4,756,998)
NET ASSETS–100.00%		$1,302,648,350
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2024 represented 1.23% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,259,672	$26,722,526	$(25,890,082)	$-	$-	$7,092,116	$129,308
Invesco Liquid Assets Portfolio, Institutional Class	3,969,893	19,087,519	(18,492,917)	(1,566)	(281)	4,562,648	88,392
Invesco Treasury Portfolio, Institutional Class	7,153,912	30,540,029	(29,588,666)	-	-	8,105,275	147,401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	353,610	12,915,498	(8,059,471)	-	-	5,209,637	19,703*
Invesco Private Prime Fund	909,283	32,799,775	(20,311,618)	(123)	(1,103)	13,396,214	52,700*
Total	$18,646,370	$122,065,347	$(102,342,754)	$(1,689)	$(1,384)	$38,365,890	$437,504

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$28,040,341	$—	$28,040,341
Brazil	25,490,856	—	—	25,490,856
Canada	65,280,195	—	—	65,280,195
China	—	48,549,046	—	48,549,046
Denmark	—	55,619,317	—	55,619,317
France	—	175,923,774	—	175,923,774
Germany	—	10,507,563	—	10,507,563
Hong Kong	—	42,839,030	—	42,839,030
India	25,459,578	16,034,751	—	41,494,329
Ireland	1,279,735	32,617,985	—	33,897,720
Italy	—	22,846,224	—	22,846,224
Japan	—	145,765,740	—	145,765,740
Mexico	—	39,439,316	—	39,439,316
Netherlands	—	84,468,728	—	84,468,728
Singapore	—	13,388,940	—	13,388,940
South Korea	—	25,335,361	—	25,335,361
Sweden	—	76,012,750	—	76,012,750
Switzerland	—	40,834,565	—	40,834,565
Taiwan	37,001,927	—	—	37,001,927
United Kingdom	—	129,458,351	—	129,458,351
United States	126,845,385	—	—	126,845,385
Money Market Funds	19,760,039	18,605,851	—	38,365,890
Total Investments	$301,117,715	$1,006,287,633	$—	$1,307,405,348
Invesco V.I. EQV International Equity Fund